Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000270839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270839 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000270839 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%	[1]
C000270846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270846 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000270846 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%	[2]

[1]	Cash includes cash, cash equivalents and other assets less liabilities.
[2]	Cash includes cash, cash equivalents and other assets less liabilities.